Pensions and Other Postretirement Benefits (Details 6) (Defined Benefit Pension Plans [Member], USD $) In Thousands	Apr. 30, 2011	Apr. 30, 2010
Defined Benefit Pension Plans [Member]
Additional information related to the Company's defined benefit pension plans
Accumulated benefit obligation for all pension plans	$ 468,604	$ 422,166
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	436,329	290,762
Fair value of plan assets	371,895	225,244
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	473,555	423,270
Fair value of plan assets	$ 374,741	$ 336,454